Note 31	12 Months Ended
Dec. 31, 2022
Non Controlling Interest [Abstract]
Disclosure of non-controlling interests [text block]	Non-controlling interest
The breakdown by groups of consolidated entities under the heading “Minority interests (non-controlling interest)” of total equity in the consolidated balance sheets is as follows:

Non-controlling interests. Breakdown by subgroups (Millions of Euros)
	2022	2021	2020
Garanti BBVA (1)	1,180	2,851	3,692
BBVA Peru	1,469	1,212	1,171
BBVA Argentina	687	557	416
BBVA Colombia	73	76	70
BBVA Venezuela	95	70	65
Other entities	119	87	56
Total	3,624	4,853	5,471
(1) The change corresponds mainly to the voluntary takeover bid for the entire share capital of Türkiye Garanti Bankası A.Ş. completed on May 18, 2022 (see Note 3).
These amounts are broken down by groups of consolidated entities under the heading “Attributable to minority interests (non-controlling interests)” in the consolidated income statements:

Profit attributable to non-controlling interests. Breakdown by subgroups (Millions of Euros)
	2022	2021	2020
Garanti BBVA (1)	29	758	579
BBVA Peru	236	143	126
BBVA Argentina	83	26	38
BBVA Colombia	5	9	6
BBVA Venezuela	22	3	2
Other entities	32	25	5
Total	407	965	756
(1) The change corresponds mainly to the IAS 29 implementation and the voluntary takeover bid for the entire share capital of Türkiye Garanti Bankası A.Ş. completed on May 18, 2022 (see Notes 2.2.19 and 3).
Dividends distributed to non-controlling interest of the Group during the year 2022 are: BBVA Banco Continental Group €109 million, BBVA Garanti Group €49 million and other Group entities €27 million.